LIQUIDITY AND CAPITAL MANAGEMENT - Contractual Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	$ 50,908
Capital securities	2,829	$ 2,835	$ 2,833
Lease obligations	3,229
Commitments	142
Debt obligations	7,121
Capital securities	2,602
Interest rate swaps	4
Borrowing costs capitalised	225	$ 344
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	22,394
Capital securities	158
Lease obligations	49
Commitments	124
Debt obligations	2,475
Capital securities	176
Interest rate swaps	(2)
1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	8,804
Capital securities	734
Lease obligations	45
Commitments	18
Debt obligations	1,527
Capital securities	190
Interest rate swaps	1
2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	5,592
Capital securities	0
Lease obligations	44
Commitments	0
Debt obligations	1,097
Capital securities	141
Interest rate swaps	4
3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	2,127
Capital securities	69
Lease obligations	45
Commitments	0
Debt obligations	822
Capital securities	148
Interest rate swaps	1
4 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	8,674
Capital securities	2
Lease obligations	45
Commitments	0
Debt obligations	503
Capital securities	154
Interest rate swaps	0
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	3,317
Capital securities	1,866
Lease obligations	3,001
Commitments	0
Debt obligations	697
Capital securities	1,793
Interest rate swaps	$ 0